Condensed Statements of Income Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Income:
Total	¥ 2,505,600	[1]	¥ 2,862,800	[1]	¥ 2,527,200	[1]
Expenses:
Interest expense	401,565		412,851		415,959
Equity in undistributed net income of subsidiaries	27,975		(2,192)		10,807
Income tax expense	226,108		4,024		13,878
Net income attributable to MHFG shareholders	498,484		875,412		656,389
Parent Company
Income:
Dividends from subsidiaries and affiliated companies	285,130		233,056		7,955
Management fees from subsidiaries	31,146		28,835		29,747
Other income	33,894		34,668		12,643
Total	350,170		296,559		50,345
Expenses:
Operating expenses	22,592		21,075		21,260
Interest expense	14,608		15,870		16,383
Other expense	5,724		1,207		1,431
Total	42,924		38,152		39,074
Equity in undistributed net income of subsidiaries	191,865		617,565		645,308
Income before income tax expense	499,111		875,972		656,579
Income tax expense	627		560		190
Net income attributable to MHFG shareholders	¥ 498,484		¥ 875,412		¥ 656,389

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.